Earnings Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Earnings Per Share

	For the year ended December 31, 2015
	Income after tax	Weighted average outstanding common stock	Earnings per share (in dollars)
	NT$	(in thousands)	NT$
Basic earnings per share
Net income	9,011,463	3,116,361	2.89

Dilutive effect of employee compensation	—	33,769

Diluted earnings per share	9,011,463	3,150,130	2.86

	For the year ended December 31, 2016
	Income after tax	Weighted average outstanding common stock	Earnings per share (in dollars)
	NT$	(in thousands)	NT$
Basic earnings per share
Net income	9,806,937	3,116,361	3.15

Dilutive effect of employee compensation	—	28,643
Dilutive effect of convertible bonds	(779,928)	265,677

Diluted earnings per share	9,027,009	3,410,681	2.65

	For the year ended December 31, 2017
	Income after tax	Weighted average outstanding common stock	Earnings per share (in dollars)
	NT$	(in thousands)	NT$
Basic earnings per share
Net income	7,171,534	3,116,361	2.30

Dilutive effect of employee compensation	—	22,122
Dilutive effect of convertible bonds	(549,203)	275,388

Diluted earnings per share	6,622,331	3,413,871	1.94